PROPERTY, PLANT AND EQUIPMENT - Rollforward of Property, Plant and Equipment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Changes in property, plant and equipment [abstract]
Beginning balance			$ 32,668,158
Depreciation	$ 1,419,804	$ 413,580	3,443,727	$ 1,087,848
Ending balance	123,846,849		123,846,849		$ 32,668,158
GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance			36,100,046	7,166,158	7,166,158
Additions			99,386,899		29,027,701
Disposal			83,130
Transfers					0
Foreign currency translation adjustment			(5,166,156)		(93,813)
Ending balance	130,237,659		130,237,659		36,100,046
DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance			(3,431,888)	(1,719,351)	(1,719,351)
Depreciation			3,443,727		1,717,977
Disposal			(58,142)
Foreign currency translation adjustment			426,663		5,440
Ending balance	(6,390,810)		(6,390,810)		(3,431,888)
Leasehold improvements
Changes in property, plant and equipment [abstract]
Beginning balance			15,435,914
Ending balance	42,805,457		42,805,457		15,435,914
Leasehold improvements | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance			17,054,605	1,966,151	1,966,151
Additions			28,520,797		15,102,271
Disposal			0
Transfers					0
Foreign currency translation adjustment			(338,404)		(13,817)
Ending balance	45,236,998		45,236,998		17,054,605
Leasehold improvements | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance			(1,618,691)	(774,384)	(774,384)
Depreciation			985,194		847,151
Disposal			0
Transfers					0
Foreign currency translation adjustment			172,344		2,844
Ending balance	(2,431,541)		(2,431,541)		(1,618,691)
Machinery and equipment
Changes in property, plant and equipment [abstract]
Beginning balance			6,077,302
Ending balance	40,138,179		40,138,179		6,077,302
Machinery and equipment | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance			6,421,141	1,988,193	1,988,193
Additions			37,090,148		4,186,427
Disposal			0
Transfers					283,185
Foreign currency translation adjustment			(1,964,912)		(36,664)
Ending balance	41,546,377		41,546,377		6,421,141
Machinery and equipment | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance			(343,839)	(96,356)	(96,356)
Depreciation			1,163,771		165,129
Disposal			0
Transfers					84,588
Foreign currency translation adjustment			99,412		2,234
Ending balance	(1,408,198)		(1,408,198)		(343,839)
Rolling stock
Changes in property, plant and equipment [abstract]
Beginning balance			1,084,320
Ending balance	1,142,489		1,142,489		1,084,320
Rolling stock | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance			1,308,726	407,579	407,579
Additions			230,852		905,507
Disposal			83,130
Transfers					0
Foreign currency translation adjustment			(15,314)		(4,360)
Ending balance	1,441,134		1,441,134		1,308,726
Rolling stock | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance			(224,406)	(120,439)	(120,439)
Depreciation			139,852		104,269
Disposal			(58,142)
Transfers					0
Foreign currency translation adjustment			7,471		302
Ending balance	(298,645)		(298,645)		(224,406)
Computer equipment
Changes in property, plant and equipment [abstract]
Beginning balance			2,234,882
Ending balance	4,523,288		4,523,288		2,234,882
Computer equipment | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance			2,992,982	1,294,565	1,294,565
Additions			3,082,745		1,702,475
Disposal			0
Transfers					0
Foreign currency translation adjustment			(320,273)		(4,058)
Ending balance	5,755,454		5,755,454		2,992,982
Computer equipment | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance			(758,100)	(363,142)	(363,142)
Depreciation			563,867		396,321
Disposal			0
Transfers					0
Foreign currency translation adjustment			89,801		1,363
Ending balance	(1,232,166)		(1,232,166)		(758,100)
Furniture and office equipment
Changes in property, plant and equipment [abstract]
Beginning balance			416,535
Ending balance	400,747		400,747		416,535
Furniture and office equipment | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance			513,344	488,489	488,489
Additions			57,744		303,078
Disposal			0
Transfers					(283,185)
Foreign currency translation adjustment			(39,618)		4,962
Ending balance	531,470		531,470		513,344
Furniture and office equipment | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance			(96,809)	(125,071)	(125,071)
Depreciation			43,109		54,747
Disposal			0
Transfers					(84,588)
Foreign currency translation adjustment			9,195		(1,579)
Ending balance	(130,723)		(130,723)		(96,809)
Production moulds
Changes in property, plant and equipment [abstract]
Beginning balance			1,216,234
Ending balance	1,876,916		1,876,916		1,216,234
Production moulds | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance			1,462,683	416,858	416,858
Additions			1,243,564		1,051,343
Disposal			0
Transfers					0
Foreign currency translation adjustment			(164,521)		(5,518)
Ending balance	2,541,726		2,541,726		1,462,683
Production moulds | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance			(246,449)	(114,635)	(114,635)
Depreciation			462,794		132,470
Disposal			0
Transfers					0
Foreign currency translation adjustment			44,433		656
Ending balance	(664,810)		(664,810)		(246,449)
Master patterns and templates
Changes in property, plant and equipment [abstract]
Beginning balance			901,052
Ending balance	1,070,870		1,070,870		901,052
Master patterns and templates | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance			965,937	525,953	525,953
Additions			293,364		440,320
Disposal			0
Transfers					0
Foreign currency translation adjustment			(84,415)		(336)
Ending balance	1,174,886		1,174,886		965,937
Master patterns and templates | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance			(64,885)	(46,954)	(46,954)
Depreciation			46,693		17,890
Disposal			0
Transfers					0
Foreign currency translation adjustment			7,562		(41)
Ending balance	(104,016)		(104,016)		(64,885)
Prototypes
Changes in property, plant and equipment [abstract]
Beginning balance			0
Ending balance	60,942		60,942		0
Prototypes | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance			78,709	78,370	78,370
Additions			117,340		0
Disposal			0
Transfers					0
Foreign currency translation adjustment			(14,396)		339
Ending balance	181,653		181,653		78,709
Prototypes | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance			(78,709)	(78,370)	(78,370)
Depreciation			38,447		0
Disposal			0
Transfers					0
Foreign currency translation adjustment			(3,555)		(339)
Ending balance	(120,711)		(120,711)		(78,709)
Construction in progress
Changes in property, plant and equipment [abstract]
Beginning balance			5,301,919
Ending balance	31,827,961		31,827,961		5,301,919
Construction in progress | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance			5,301,919	0	0
Additions			28,750,345		5,336,280
Disposal			0
Transfers					0
Foreign currency translation adjustment			(2,224,303)		(34,361)
Ending balance	31,827,961		31,827,961		5,301,919
Construction in progress | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance			0	$ 0	0
Depreciation			0		0
Disposal			0
Transfers					0
Foreign currency translation adjustment			0		0
Ending balance	$ 0		$ 0		$ 0